OTHER (INCOME) EXPENSE, NET - SCHEDULE OF OTHER (INCOME) AND EXPENSE, NET (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 03, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Write-down of equity investments in partnerships qualifying for tax credits		$ 66,209	$ 43,482	$ 39,489
Defined Benefit Plan, Non-Service Cost		38,768	49,390	38,005
Gain on settlement of SGM liability (see Note 2)		0	26,650	0
Other (income) expense, net		(518)	(673)	600
Total		104,459	65,549	68,144
Shanghai Golden Monkey Food Joint Stock Co., Ltd.
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Gain on settlement of SGM liability (see Note 2)	$ 26,650	0	26,650	0
Trademarks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Gain on sale of non-core trademark		$ 0	$ 0	$ (9,950)